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                                                            File Nos. 333-138560
                                                                       811-21978

     As filed with the Securities and Exchange Commission on March 25, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                       Pre-Effective Amendment No. __                 [_]

                      Post-Effective Amendment No. 11                 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 12                      [X]

                        (Check appropriate box or boxes)

                            PIONEER SERIES TRUST VI*
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)

     [_]  on [date] pursuant to paragraph (b)

     [_]  60 days after filing pursuant to paragraph (a)(1)

     [_]  on [date] pursuant to paragraph (a)(1)

     [_]  75 days after filing pursuant to paragraph (a)(2)

     [_]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to Pioneer Floating Rate Fund, a series of the Registrant.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as emended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of March, 2011.

                                            PIONEER SERIES TRUST VI


                                        By: /s/ Daniel K. Kingsbury
                                            ------------------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 25, 2011:

Signature                               Title
---------                               -----


John F. Cogan, Jr.*                     Chairman of the Board,
-------------------------------------   President (Principal Executive
John F. Cogan, Jr.                      Officer) and Trustee


Mark E. Bradley*                        Treasurer (Principal Financial
-------------------------------------   and Accounting Officer)
Mark E. Bradley


David R. Bock*                          Trustee
-------------------------------------
David R. Bock


Mary K. Bush*                           Trustee
-------------------------------------
Mary K. Bush


Benjamin M. Friedman*                   Trustee
-------------------------------------
Benjamin M. Friedmam


Margaret B.W. Graham*                   Trustee
-------------------------------------
Margaret B.W. Graham


/s/ Daniel K. Kingsbury                 Executive Vice President
-------------------------------------   and Trustee
Daniel K. Kingsbury


Thomas J. Perna*                        Trustee
-------------------------------------
Thomas J. Perna


Marguerite A. Piret*                    Trustee
-------------------------------------
Marguerite A. Piret


Stephen K. West*                        Trustee
-------------------------------------
Stephen K. West


*By: /s/ Daniel K. Kingsbury            Dated: March 25, 2011
     --------------------------------
     Daniel K. Kingsbury
     Attorney-in-Fact

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                                  EXHIBIT INDEX

Index Number   Description of Index
------------   --------------------
EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Document

EX-101.DEF     XBRL Taxonomy Extension Definition Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase